Cover	Jan. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 04, 2022
Entity File Number	000-55131
Entity Registrant Name	BARFRESH FOOD GROUP INC.
Entity Central Index Key	0001487197
Entity Tax Identification Number	27-1994406
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3600 Wilshire Boulevard Suite 1720
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	(310)
Local Phone Number	598-7113
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable